Postretirement Benefits	12 Months Ended
May 31, 2016
Postemployment Benefits [Abstract]
Postretirement Benefits

NOTE M – POSTRETIREMENT BENEFITS

We sponsor several unfunded-health-care-benefit plans for certain of our retired employees as well as post-retirement life insurance for certain key employees. Eligibility for these benefits is based upon various requirements. The following table illustrates the effect on operations of these plans for the three years ended May 31, 2016:

	U.S. Plans			Non-U.S. Plans
(In thousands)	2016	2015	2014	2016	2015	2014
Service cost - Benefits earned during the period	$-	$-	$-	$1,061	$1,173	$1,264
Interest cost on the accumulated obligation	235	263	297	832	1,155	1,225
Amortization of:
Prior service (credit)	(247)	(247)	(153)
Net actuarial (gains) losses		(136)	(144)	229	391	516
Net Periodic Postretirement (Benefit) Expense	$(12)	$(120)	$-	$2,122	$2,719	$3,005

The changes in benefit obligations of the plans at May 31, 2016 and 2015 were as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2016	2015	2016	2015
Accumulated postretirement benefit obligation at beginning of year	$7,640	$6,787	$24,646	$28,255
Service cost			1,061	1,173
Interest cost	235	263	832	1,155
Benefit payments	(251)	(230)	(464)	(536)
Actuarial (gains) losses	29	820	536	(1,751)
Currency exchange rate changes			(1,191)	(3,650)
Accumulated and accrued postretirement benefit obligation at end of year	$7,653	$7,640	$25,420	$24,646

In determining the postretirement benefit amounts outlined above, measurement dates as of May 31 for each period were applied.

Amounts recognized in the Consolidated Balance Sheets for the years ended May 31, 2016 and 2015 are as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2016	2015	2016	2015
Current liabilities	$(455)	$(430)	$(482)	$(454)
Noncurrent liabilities	(7,198)	(7,210)	(24,938)	(24,192)
Net Amount Recognized	$(7,653)	$(7,640)	$(25,420)	$(24,646)

The following table presents the pretax net actuarial gain (loss) and prior service credits recognized in accumulated other comprehensive income (loss) not affecting retained earnings:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2016	2015	2016	2015
Net actuarial gain (loss)	$94	$124	$(5,986)	$(5,968)
Prior service credits	1,341	1,587
Total recognized in accumulated other comprehensive income not affecting retained earnings	$1,435	$1,711	$(5,986)	$(5,968)

The following table includes the changes recognized in other comprehensive income:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2016	2015	2016	2015
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost	$-	$-	$-	$-
Net loss (gain) arising during the year	29	820	536	(1,751)
Effect of exchange rates on amounts included in AOCI			(290)	(1,026)
Amounts recognized as a component of net periodic benefit cost:
Amortization or curtailment recognition of prior service credit (cost)	247	247
Amortization or settlement recognition of net gain (loss)	-	136	(229)	(391)
Total recognized in other comprehensive loss (income)	$276	$1,203	$17	$(3,168)

The following weighted-average assumptions were used to determine our year-end benefit obligations and net periodic postretirement benefit costs under the plans:

	U.S. Plans		Non-U.S. Plans
Year-End Benefit Obligations	2016	2015	2016	2015
Discount rate	3.76%	3.95%	3.92%	4.00%
Current healthcare cost trend rate	10.37%	11.34%	5.98%	6.06%
Ultimate healthcare cost trend rate	4.36%	4.50%	4.20%	4.20%
Year ultimate healthcare cost trend rate will be realized	2037	2029	2030	2030

	U.S. Plans			Non-U.S. Plans
Net Periodic Postretirement Cost	2016	2015	2014	2016	2015	2014
Discount rate	3.95%	4.00%	3.95%	4.00%	4.40%	4.50%
Healthcare cost trend rate	11.34%	12.28%	7.54%	6.06%	6.31%	6.43%
Ultimate healthcare cost trend rate	4.50%	4.50%	4.50%	4.20%	4.20%	4.20%
Year ultimate healthcare cost trend rate will be realized	2029	2029	2029	2030	2030	2030

Increasing or decreasing current healthcare cost trend rates by 1% would affect our accumulated postretirement benefit obligation and net postretirement expense by the following amounts for the years ended May 31, 2016 and 2015:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2016	2015	2016	2015
1% Increase in trend rate
Accumulated Benefit Obligation	$313	$334	$5,552	$6,430
Postretirement Cost	11	10	504	675
1% Decrease in trend rate
Accumulated Benefit Obligation	$(272)	$(290)	$(4,289)	$(3,295)
Postretirement Cost	(9)	(8)	(383)	(499)

We expect to pay approximately $0.9 million to $1.3 million in estimated postretirement benefits in each of the next five years.  In the five years thereafter (2022-2026) we expect to pay a cumulative total of $7.7 million.

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the “Act”), was signed into law on December 8, 2003. The Act provides for prescription drug benefits under Medicare Part D and contains a subsidy to plan sponsors who provide “actuarially equivalent” prescription drug plans. Our actuary has determined that the prescription drug benefit provided by our postretirement plan is considered to be actuarially equivalent to the benefits provided under the Act for all years since inception.  However, effective January 1, 2014, we changed our retiree medical offering to a Medicare Advantage Plan.  Under the Medicare Advantage Plan, any Part D subsidy belongs to the insurance carrier.  Our results reflect this change.